December 12, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

RE:	Vericimetry Funds (“the Trust”)
File Nos. (333-175410) and (811-22578)

Dear Sir/Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Vericimetry U.S. Small Cap Value Fund’s prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Trust’s prospectus dated November 25, 2011.

Sincerely,

/s/ Stacey Helmeyer
Stacey Helmeyer

Chief Compliance Officer Vericimetry Funds